SHORT-TERM LOANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS

The following table summarizes the Company’s outstanding short-term loan arrangements:

	March 31, 2025	December 31, 2024
Insurance funding loan	$130,638	$258,552
Short-term loans from related parties (See Note 11)	3,875,000	5,875,000
Other short-term loans	2,325,000	3,875,000
Total	$6,330,638	$10,008,552

The following table summarizes the Company’s outstanding short-term loan arrangements:

	December 31, 2024	December 31, 2023
Insurance funding loan	$258,552	$72,967
Short-term loans from related parties (See Note 16)	5,875,000	-
Other short-term loans	3,875,000	-
Total	$10,008,552	$72,967